As filed with the Securities and Exchange Commission on March 30, 2007
                                     Investment Company Act File Number 811-3522


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM N-Q
                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


                        DAILY TAX FREE INCOME FUND, INC.
               (Exact name of registrant as specified in charter)


                                600 Fifth Avenue
                               New York, NY 10020
                   (Address of principal executive offices)           (Zip code)


                                 ROSANNE HOLTZER
                     C/O REICH & TANG ASSET MANAGEMENT, LLC
                                600 FIFTH AVENUE
                            NEW YORK, NEW YORK 10020
                     (Name and address of agent for service)


Registrant's telephone number, including area code: 212-830-5200

Date of fiscal year end: October 31

Date of reporting period: January 31, 2007

ITEM 1: SCHEDULE OF INVESTMENTS
-------------------------------------------------------------------------------
Daily Tax Free Income Fund, Inc.
Statement of Net Assets
January 31, 2007
(Unaudited)
===============================================================================

                                                                                                                      Ratings (a)
                                                                                                                   ----------------
    Face                                                                          Maturity   Current     Value             Standard
   Amount                                                                          Date     Coupon (b)  (Note 1)   Moody's & Poor's
---------                                                                         --------  ---------   --------   ------- --------
Put Bonds (c) (1.42%)
-----------------------------------------------------------------------------------------------------------------------------------
$ 2,100,000   Clipper Tax Exempt Certificates Trust (Massachusetts Non-AMT)
              - Series 2001-4
              Insured by MBIA Insurance Corporation                               03/08/07    3.60%   $  2,100,000  VMIG-1
  2,905,000   Clipper Tax Exempt Certificates Trust (Texas Non-AMT)
              -Series 2001-3
              Insured by MBIA Insurance Corporation                               03/08/07    3.60       2,905,000  VMIG-1
-----------                                                                                           ------------
  5,005,000   Total Put Bonds                                                                            5,005,000
-----------                                                                                           ------------
Tax Exempt Commercial Paper (3.58%)
-----------------------------------------------------------------------------------------------------------------------------------
$ 5,000,000   Rhode Island Health and Educational Building Corporation
              (Brown University)  Series A                                        04/05/07    3.50%   $  5,000,000   P-1        A1+
  3,700,000   San Antonio, TX Water System - Series A                             02/06/07    3.57       3,700,000   P-1        A1+
  3,920,000   Sunshine State Government Finance Commission RB - Series H
              (City of Orlando Program)                                           03/07/07    3.60       3,920,000   P-1        A1+
-----------                                                                                           ------------
 12,620,000   Total Tax Exempt Commercial Paper                                                         12,620,000
-----------                                                                                           ------------
Tax Exempt General Obligation Notes & Bonds (20.85%)
-----------------------------------------------------------------------------------------------------------------------------------
$ 1,000,000   Antigo, WI Unified School District TRAN (d)                         11/01/07    3.67%   $  1,001,294
  2,200,000   Belmont County, OH  BAN (d)                                         03/14/07    3.55       2,201,670
  1,200,000   Bonduel, WI School District TRAN (d)                                08/24/07    3.69       1,200,386
    900,000   Cadott, WI Community School District (d)                            09/28/07    3.65         900,281
  1,300,000   Columbus, WI School District TRAN (d)                               10/29/07    3.69       1,300,834
  1,500,000   Delavan Darien, WI School District TRAN (d)                         08/29/07    3.74       1,500,493
  8,000,000   Dublin City, WI Everest Area School District 2006 TRAN (d)          08/27/07    3.92       8,000,339
  3,500,000   Elkhorn, WI Area School District TRAN (d)                           08/24/07    3.73       3,501,309
  1,550,000   Fairborn City, OH Tax Increment Financing RN, Series 2006
              LOC U.S. Bank, N.A.                                                 09/13/07    3.68       1,557,515   P-1       A-1+
    900,000   Florence County, WI School District TRAN (d)                        10/26/07    3.68         900,762
  1,000,000   Glenwood City, WI School District TRAN (d)                          09/25/07    3.65       1,000,311
  2,760,000   Greendale School District, WI TRPN (d)                              09/26/07    3.64       2,761,037
  2,600,000   Maple Dale - Indian Hill, WI School District TRAN (d)               08/30/07    3.77       2,600,430
  1,290,000   Marion County District, OH BAN - Series 2006 (d)                    05/03/07    3.75       1,292,322
  1,900,000   Menomonie, WI Area School District TRAN(d)                          09/04/07    3.62       1,900,855
  5,000,000   Merill, WI Area Common Public School District
              (Lincoln & Marathon Counties) (d)                                   10/04/07    3.60       5,001,611
  1,000,000   Michigan Public Educational Facilities Authority - Series 2006 A
              LOC Bank of New York                                                08/31/07    3.85       1,003,612   P-1       A-1+
  1,200,000   Mount Vernon, OH BAN (d)                                            03/22/07    3.58       1,200,575
  2,690,000   Muskingum County, OH (Bartlett Run) BAN (d)                         07/17/07    3.90       2,697,054
  1,000,000   Muskingum County, OH (Brandywine loop) BAN (d)                      09/27/07    3.70       1,003,138
  3,500,000   North St. Paul Maplewood Oakdale, MN
              Independent School District #622 (d)                                08/13/07    3.85       3,511,514
  1,600,000   Prescott, WI School District (d)                                    10/24/07    3.67       1,601,110
  4,900,000   Prior Lake Savage Area Schools, MN
              Independent School District #719 (d)                                08/13/07    3.85       4,916,120
  2,900,000   Rice Lake, WI Area School District (d)                              11/01/07    3.61       2,901,859
  1,080,000   Rio, WI Community School District (d)                               10/16/07    3.65       1,080,360
  1,000,000   Ripon, WI School District TRAN (d)                                  09/28/07    3.68       1,000,691
  1,500,000   Sheboygan, WI Area School District (d)                              06/27/07    3.62       1,500,463
  4,700,000   Spring Lake Park, MN Independent School District No. 016 (d)        09/24/07    3.77       4,716,818
  2,000,000   Trumbull County, OH (d)                                             04/04/07    3.57       2,003,248
  1,900,000   Valders, WI Area School District TRAN (d)                           09/21/07    3.64       1,900,697
  1,750,000   Waukesha, WI BAN                                                    07/02/07    3.96       1,751,048   MIG-1
  3,080,000   Wisconsin Arrowhead High School District (d)                        09/28/07    3.63       3,081,342
  1,030,000   Woodruff & Arbor Vitae, WI School District No.1 (d)                 08/27/07    3.66       1,030,677
-----------                                                                                           ------------
 73,430,000   Total Tax Exempt General Obligation Notes & Bonds                                         73,521,775
-----------                                                                                           ------------
Variable Rate Demand Instruments (e) (66.74%)
-----------------------------------------------------------------------------------------------------------------------------------
$ 3,115,000   ABN AMRO Munitops Certificates Trust (Alaska Non-AMT)
              Single Asset - Series 2006-9 (State of Alaska International
              Airports System RRB - Series 2006 B,D)
              Insured by MBIA Insurance Corporation                               10/01/14    3.66%   $  3,115,000   Aaa        AAA
  5,000,000   ABN AMRO Munitops Certificates Trust (Arizona Non-AMT)
              Single Asset - Series 2005-54
              Insured by FGIC                                                     07/01/13    3.65       5,000,000   P-1        A1+
  3,000,000   ABN AMRO Munitops Certificates Trust (Colorado Non-AMT)
              Single Asset - Series 2005-14
              Insured by FGIC                                                     06/01/13    3.65       3,000,000   P-1        A1+
  2,000,000   ABN AMRO Munitops Certificates Trust (Florida Non-AMT)
              Single Asset - Series 2004-48
              Insured by AMBAC  Assurance Corporation                            06/01/12    3.65       2,000,000  VMIG-1
  1,500,000   ABN AMRO Munitops Certificates Trust (Florida Non-AMT),
              Series 2006-50
              Insured by MBIA Insurance Corporation                               09/01/14    3.65       1,500,000  VMIG-1
  5,475,000   ABN AMRO Munitops Certificates Trust (Texas Non-AMT)
              Single Asset - Series 2005-47 (Edinburgh Consolidated Independent
              School District (Hidalgo County, TX) - Series 2005) (d)
              Guaranteed by Texas Permanent School Fund                           02/15/13    3.66       5,475,000
  6,995,000   ABN AMRO Munitops Certificates Trust, VA
              Single Asset -Series 2005-48(Rector and Visitors of the University
              of Virginia General Revenue Pledge Bonds - Series 2005)             06/01/13    3.64       6,995,000  VMIG-1
  5,000,000   Beaver Cnty, PA IDA PCRB
              (First Energy Generation Corp. Project) - Series 2006-B
              LOC Barclays Bank PLC                                               12/01/41    3.51       5,000,000  VMIG-1      A1+
  1,800,000   Burke County, GA Development Authority PCRB
              (Oglethorpe Power Vogtle Project) - Series 1994A
              Insured by FGIC                                                     01/01/19    3.51       1,800,000  VMIG-1      A1+
 11,850,000   City of Fultondale, AL GO Warrants - Series 2005B
              LOC Allied Irish Bank PLC                                           11/01/33    3.63      11,850,000              A1
  1,210,000   City of Lima, OH Health Care Facilities RB
              (Allen County Health Partners) - Series 2005
              LOC Huntington National Bank                                        11/01/25    3.72       1,210,000   P-1
  3,000,000   Cohasset, MN RB (Minnesota Power & Light Co. Project)
              - Series 1997A
              LOC LaSalle Bank, N.A.                                              06/01/20    3.61       3,000,000              A1+
  1,800,000   Collier County, FL Education Facilities Authority
              (International College Inc. Project) - Series 2004
              LOC Fifth Third BAnk                                                04/01/28    3.63       1,800,000              A1+
  3,800,000   Collier County, FL IDA Health Care Facilities RB
              (NCH Health Care Systems, Inc.) - Series 2002
              LOC Fifth Third BAnk                                                11/01/22    3.63       3,800,000              A1+
  8,000,000   Connecticut State Special Tax Obligations Bonds - Series 2003-1
              Insured by AMBAC Assurance Corporation                              02/01/22    3.51       8,000,000  VMIG-1      A1+
  2,000,000   County of Henry, OH Improvement RB
              (Henry County Hospital, Inc.) - Series 2006
              LOC Key Bank, N.A.                                                  03/01/31    3.69       2,000,000   P-1        A1
  7,000,000   Cuyahoga County, OH HRB (The Metrohealth System Project)
              - Series 2003
              LOC Key Bank, N.A.                                                  03/01/33    3.64       7,000,000  VMIG-1
  1,000,000   Dade County, FL IDA Pollution Control - Series 1995
              (Florida Power & Light)                                             04/01/20    3.73       1,000,000  VMIG-1      A1+
  2,315,000   Eagle Tax-Exempt Trust, J Series Class A COPs
              Related to State of Florida Full Faith and Credit,
              State Board of Education Capital Outlay Bonds, 2003 Series B        06/01/33    3.66       2,315,000              A1+
    100,000   Fairfax County, VA Obligation RB (Fairfax Hospital System, Inc.)
              - Series 1988A-D                                                    10/01/25    3.40         100,000  VMIG-1      A1+
  1,400,000   Floaters-TRS Series FR -M6J (Commonwealth of Massachusetts
              GO Bonds Consolidated Loan of 2002 Series C)
              Insured by FSA                                                      11/01/11    3.57       1,400,000  VMIG-1
  6,290,000   Florida Higher Educational Facilities Financing Authority RB
              (Southeastern University, Inc. Project) - Series 2005
              LOC Regions Bank                                                    12/02/30    3.63       6,290,000  VMIG-1
  2,660,000   Florida Housing Finance Corporation, Multifamily Mortgage RB
              (Heather Glenn Apartments Project) - Series 2003H
              Guaranteed by Federal National Mortgage Association                 06/15/36    3.65       2,660,000  VMIG-1
  2,200,000   Forsyth, MT PCRB (Pacificorp Corp. Project)
              LOC BNP Paribas                                                     01/01/18    3.74       2,200,000   P-1        A1+
  1,855,000   Franklin County, OH RB
              (The Villas at Saint Therese Project) - Series 1997F
              LOC Fifth Third Bank                                                10/01/22    3.67       1,855,000   P-1        A1+
  1,000,000   Greensboro, NC Public Improvement - Series 1994B                    04/01/14    3.55       1,000,000  VMIG-1      A1+
  2,100,000   Highlands County, FL (Adventist Health System/Sunbelt Inc.
              Account Receivable Program) - Series 2000B
              Insured by MBIA Insurance Corporation                               12/01/26    3.61       2,100,000  VMIG-1      A1+
  7,000,000   Illinois Development Finance Authority
              (North Park University Project)  - Series 2005
              LOC JPMorgan Chase Bank, N.A.                                       07/01/35    3.55       7,000,000              A1+
  3,400,000   Illinois Development Finance Authority RB
              (Glenwood School For Boys) - Series 1998
              LOC Harris Trust & Savings Bank                                     02/01/33    3.55       3,400,000              A1+
  4,020,000   Indiana Development Finance Authority, Educational Facilities RB
              (Sycamore Schools, Inc. Project) - Series 2004
              LOC Key Bank, N.A.                                                  08/01/24    3.69       4,020,000  VMIG-1      A1
  3,000,000   Jackson County, MI EDC (Thrifty Leoni)
              LOC Fifth Third Bank                                                12/01/14    3.63       3,000,000  VMIG-1      A1+
  2,900,000   Jefferson County, AL  Public Park & Recreation Board
              (YMCA Project) - Series 2005
              LOC Amsouth Bank                                                    09/01/25    3.65       2,900,000  VMIG-1
  1,500,000   Jefferson County, KY
              (Seven Counties Services Inc. Project) - Series 1999A
              LOC Fifth Third Bank                                                01/01/19    3.62       1,500,000   P-1        A1+
  2,500,000   Lakeview School District, MI 2002 School Building
              & Site Bonds GO Unlimited Tax - Series B                            05/01/32    3.63       2,500,000              A1+
  2,500,000   Latrobe, PA IDA RB (Diocese of Greensburg) - Series 2003
              LOC Allied Irish Bank PLC                                           06/01/33    3.65       2,500,000  VMIG-1
  3,000,000   Lexington-Fayette, KY (Roman Catholic Diocese
              of Lexington) - Series 2005A
              LOC Fifth Third Bank                                                10/01/32    3.65       3,000,000  VMIG-1      A1+
  5,800,000   Little Rock, AR Metrocenter Improvement District #1
              (Little Rock Newspapers, Inc.)
              LOC Bank of New York                                                12/01/25    3.75       5,800,000              A1+
  1,275,000   Loudoun County, VA IDA RB (Howard Hughes Medical
              Institute Project) - Series 2003-C                                  02/15/38    3.71       1,275,000  VMIG-1      A1+
  1,740,000   Lowell Area Schools, MI School Building & Site Bonds
              GO Unlimited Tax - Series 2004 (d)                                  05/01/29    3.65       1,740,000
  4,800,000   Lubbock, TX Educational Facilities Authority
              (Lubbock Christian University)
              LOC Allied Irish Bank                                               05/01/29    3.68       4,800,000  VMIG-1
  4,800,000   Marion County, FL Hospital District
              (Monroe Regional Health Systems) - Series 2000
              LOC Amsouth Bank                                                    10/01/30    3.53       4,800,000  VMIG-1
  1,500,000   Marion County, FL IDA
              (Chambrel at Pinecastle Project) - Series 2002
              Guaranteed by Federal National Mortgage Association                 11/15/32    3.63       1,500,000              A1
  1,700,000   Michigan State Strategic Fund
              (Detroit Symphony Orchestra Project) - Series 2001B
              LOC ABN AMRO Bank, N.A.                                             06/01/31    3.73       1,700,000              A1+
  2,000,000   Missouri State HEFA RB (Cox Health Systmes) - Series 2002
              LOC ABMAC Assurance Corporation                                     06/01/22    3.74       2,000,000  VMIG-1      A1
  2,885,000   Montgomery County, MD EDC RB
              (Brooke Grove Foundations, Inc. Facilities) - Series 1995
              LOC Manufacturers and Traders Trust Company                         01/01/16    3.66       2,885,000              A1
  2,452,500   Morgan Stanley & Co. Incorporated Trust Floater Certificates
              Series 2000-402 Related to the Merger County, Improvement
              Authority, NJ State Justice Complex RB Series - 1978A               01/01/18    3.63       2,452,500  VMIG-1
  3,010,000   New Britain, StateCT GO - Series 2000B
              Insured by AMBAC Assurance Corporation                              04/01/20    3.51       3,010,000              A1+
  4,200,000   New Ulm, MN Hospital Refunfing RB
              (The Health Central Systems Project) - Series 1985
              LOC Wells Fargo Bank, N.A                                           08/01/14    3.65       4,200,000              A1+
  2,000,000   NY Metropolitan Transportation Authority
              Series 2005, Sub-Series G-2
              LOC BNP Paribas                                                     11/01/26    3.69       2,000,000  VMIG-1      A1+
  2,890,000   Oregon State Department of Administrative Services
              COPs  - Series 2005B (ROCs II-R Trust Series 7017)
              Insured by FGIC                                                     11/01/23    3.65       2,890,000  VMIG-1
  3,900,000   Philadelphia, PA Authority IDRB
              (Girard Estate Aramark Tower Acquisition Project) - Series 2002
              LOC JPMorgan Chase Bank, N.A.                                       06/01/32    3.60       3,900,000              A1+
  7,350,000   Phoenix, AZ IDA MHRB
              (Bell Square Apartments Project) - Series 1995
              LOC Bank of America, N.A.                                           06/01/25    3.56       7,350,000              A1+
  1,925,000   Pinellas County, FL Health Facility Authority RB
              (St. Mark's Village Project) - Series 1987
              LOC Bank of America, N.A.                                           03/01/17    3.67       1,925,000              A1+
  2,355,000   PUTTERs - Series 1167 (Pennsylvania Turnpike Commission -
              Series 2005A)
              Insured by FSA                                                      01/15/23    3.66       2,355,000  VMIG-1
  2,500,000   Richardson, TX Independent School District,
              (Unlimited Tax School Building Bond) - Series 2000
              Guarenteed by Texas Permanent School Fund                           08/15/24    3.62       2,500,000  VMIG-1      A1+
    950,000   Richmond, VA Capital Regional Airport Commission
              (Richmond International Airport) - Series 1995B
              Insured by AMBAC Assurance Corporation                              07/01/25    3.51         950,000  VMIG-1      A1+
  5,270,000   ROCs II-R Trust - Series 2125 (Related to Housing Authority of
              Newark, NJ Port Authority - Series 2004)
              Insured by MBIA Insurance Corporation                               01/01/17    3.64       5,270,000              A1+
  2,500,000   ROCs-II-R Trust - Series 440 Related to Volusia County
              Educational Facility Authority (Embry-Riddle Aeronautical
              Univesity, Inc. Project) - Series 2005
              LOC Radian Insured                                                  10/15/35    3.66       2,500,000              A1+
  4,000,000   Sarasota City, FL Continuing Care Retirement Community
              Revenue Refunding Bonds
              (The Glenridge on Palmer Ranch, Inc. Project) - Series 2006
              LOC Bank of Scotland                                                06/01/36    3.73       4,000,000  VMIG-1
  3,000,000   Savannah, GA EDA RB
              (Savannah Country Day School) - Series 2004
              LOC Suntrust Bank                                                   09/01/29    3.51       3,000,000  VMIG-1
  2,000,000   Seminole County, FL IDA
              (Hospice of the Comforter Project) - Series 2006
              LOC Fifth Third Bank                                                12/01/25    3.63       2,000,000              A1+
  2,000,000   Shelby County, TN
              Health Educational & Housing Facilities Board Revenue
              (Americare Health Properties Project) - Series 2005
              LOC Fifth Third Bank                                                12/01/30    3.65       2,000,000   P-1        A1+
  2,990,000   Snohomish County, WA Public Utility District # 1
              Electric System Revenue Refunding Bonds - Series 2005
              (ROCs II-R Trust Series 6055)
              Insured by FSA                                                      12/01/22    3.65       2,990,000  VMIG-1
  4,700,000   South Carolina Jobs EDA HRB
              (Anderson Area YMCA, Inc.) - Series 1999
              LOC Branch Bank & Trust                                             11/01/24    3.65       4,700,000   P-1        A1+
  1,970,000   South Carolina Jobs EDA HRB
              (Sisters of Charity Providend Hospitals) - Series 2002
              LOC Wachovia Bank & Trust Company, N.A.                             11/01/32    3.64       1,970,000  VMIG-1
    430,000   Suffolk, VA Redevelopment and Housing Authority
              (Oak Spring Apartments LLC) - Series 1999
              Guaranteed by Federal Home Loan Mortgage Corporation                12/01/19    3.53         430,000  VMIG-1
  1,000,000   Tampa, FL Health Care Facilities RB
              (Lifelink Foundation Inc. Project) - Series 1997
              LOC Suntrust Bank                                                   08/01/22    3.62       1,000,000  VMIG-1      A1+
  5,000,000   Tampa, FL RB (CHF-Tempa, L.L.C. Project
              for the University of Tampa) - Series 2005A
              LOC Royal Bank of Canada                                            10/01/37    3.61       5,000,000  VMIG-1      A1+
  2,520,000   TICs/TOCs Munimae Trust - Series 2002-1M
              (National Non-AMT) TOCs
              Insured by MBIA Insurance Corporation                               10/01/40    3.66       2,520,000              A1+
  2,500,000   TOCs (TICs/TOCs Trust Series 2001-2) Commonwealth
              of Puerto Rico Public Improvement Bonds of 2001 - Series A
              Insured by FSA                                                      07/01/27    3.62       2,500,000              A1+
  1,575,000   Tulsa, OK IDA (Indian Health Care Resources Center of Tulsa)
              LOC JPMorgan Chase Bank, N.A.                                       06/01/14    3.90       1,575,000  VMIG-1      A1+
  3,900,000   University of Southern Indiana (Student Fee) - Series G
              LOC JPMorgan Chase Bank, N.A.                                       10/01/19    3.55       3,900,000  VMIG-1      A1+
  1,470,000   Village of Channahon, IL RB (Morris Hospital) - Series 2003B
              LOC US Bank, N.A.                                                   12/01/32    3.63       1,470,000              A1+
  1,700,000   Washington County, PA  Authority Lease RB
              LOC Wachovia Bank, N.A.                                             12/15/18    3.51       1,700,000  VMIG-1
  1,000,000   Washington State HFC RB (Mirabella Project) - Series 2006A          03/01/36    3.74       1,000,000              A1
              LOC HSH Nordbank A.G.
  1,400,000   Washington State Public Power Supply System
              (Nuclear Project #1) - Series 1993 1A-1
              LOC Bank of America, N.A.                                           07/01/17    3.48       1,400,000  VMIG-1      A1+
  1,100,000   Woodhaven Brownstown School District, MI
              (School Building & Site Bonds) - Series 2004B                       05/01/34    3.63       1,100,000              A1+
-----------                                                                                           ------------
235,342,500   Total Variable Rate Demand Instruments                                                   235,342,500
-----------                                                                                           ------------
Variable Rate Demand Instruments - Private Placements (e) (4.78%)
-----------------------------------------------------------------------------------------------------------------------------------
$ 3,079,000   Anaheim, CA MHRB (West Anaheim Royale Project) - Series 1985C
              LOC Union Bank of California                                        12/01/15    4.95%   $  3,079,000   P-1        A1
  2,104,000   Anaheim, CA (West Anaheim Convalescent Home)
              LOC Union Bank of California                                        12/01/15    4.95       2,104,000   P-1        A1
  3,058,000   Culver City, CA RDRB (Culver City Royale Project) - Series 1985
              LOC Union Bank of California                                        12/01/15    4.95       3,058,000   P-1        A1
  1,500,000   Harford County, MD EDRB
              (Harrigan Roller Company, Inc. Project) - Series 1984
              LOC Dresdner Bank, A.G.                                             12/28/14    4.95       1,500,000   P-1        A1
  3,895,000   Howard County, MD RB
              (The Bluffs & Hawthorne Apartment Facility) - Series 1995
              LOC Manufacturers & Traders Trust Company                           12/01/20    3.66       3,895,000   P-1        A1
  1,470,000   St. Cloud, MN (Kelly Inn Project)
              LOC U.S. Bank, N.A.                                                 04/01/13    3.78       1,470,000   P-1        A1+
  1,736,800   West Jordan, UT IDRB
              (The Lynn Partnership Nursing Home Project) - Series 1985
              LOC Bank of America, N.A.                                           07/01/15     5.36      1,736,800   P-1        A1+
-----------                                                                                          -------------
 16,842,800   Total Variable Rate Demand Instruments - Private Placements                               16,842,800
-----------                                                                                          -------------
              Total Investments (97.37 %) (cost $343,332,075)                                          343,332,075
              Cash and other assets, net of liabilities (2.63 %)                                         9,280,031
                                                                                                     -------------
              Net Assets (100.00%)                                                                   $ 352,612,106
                                                                                                     =============
              Net asset value, offering and redemption price per share:
              Class A Shares,         76,101,149  shares outstanding                                 $        1.00
                                                                                                     =============
              Class B Shares,        202,326,179  shares outstanding                                 $        1.00
                                                                                                     =============
              Thornburg Shares,       18,165,359  shares outstanding                                 $        1.00
                                                                                                     =============
              First Southwest Shares, 56,200,999  shares outstanding                                 $        1.00
                                                                                                     =============


FOOTNOTES:

Note 1 Valuation of Securities -
     Investments are valued at amortized cost, which approximates  market value.
     Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. If fluctuating interest rates cause the market value of the Fund's portfolio to deviate more than 1/2 of 1% from the value determined on the basis of amortized cost, the Board of Directors will consider whether any action should be initiated. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.


(a) Unless the variable rate demand instruments are assigned their own ratings, the ratings are those of the holding company of the bank whose letter of credit guarantees the issue or the insurance company who insures the issue.
     All letters of credit and insurance are irrevocable and direct pay covering both principal and interest. Ratings are unaudited.

     In addition, certain issuers have either a line of credit, a liquidity facility, a standby purchase agreement or some other financing mechanism to ensure the remarketing of the securities. This is not a guarantee and does not serve to insure or collateralize the issue.

(b) The interest rate shown reflects the security's current coupon, unless yield is available.

(c)  The maturity date indicated for the put bonds is the next put date.

(d) Securities that are not rated that the Adviser has determined to be of comparable quality to those rated securities in which the Fund invests.

(e) Securities payable on demand at par including accrued interest (usually with seven days notice) and unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices.
     The rate shown is the rate in effect at the date of this statement.

KEY:
      AMT      =   Alternate Minimum Tax                          IDRB     =    Industrial Development Revenue Bond
      BAN      =   Bond Anticipation Note                         LOC      =    Letter of Credit
      COPs     =   Certificates of Participation                  MHRB     =    Multi-Family Housing Revenue Bond
      EDA      =   Economic Development Authority                 PCRB     =    Pollution Control Revenue Bond
      EDC      =   Economic Development Corporation               RB       =    Revenue Bond
      EDRB     =   Economic Development Revenue Bond              RDRB     =    Residential Development Revenue Bond
      FGIC     =   Financial Guaranty Insurance Company           RN       =    Revenue Note
      FSA      =   Financial Security Assurance                   ROCs     =    Reset Option Certificates
      GO       =   General Obligation                             RRB      =    Resource Recovery Bond
      HEFA     =   Health and Education Facilities Authority      TICs     =    Trust Inverse Certificates
      HFC      =   Housing Finance Commission                     TOCs     =    Tender Option Certificates
      HRB      =   Hospital Revenue Bond                          TRAN     =    Tax and Revenue Anticipation Note
      IDA      =   Industrial Development Authority               TRPN     =    Tax and Revenue Promissory Notes


ITEM 2: CONTROLS AND PROCEDURES


(a) The registrant's Principal Executive Officer and Principal Financial Officer have evaluated the design and operation of the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported on a timely basis.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to affect, the registrant's internal controls over financial reporting.

ITEM 3: EXHIBITS


Certifications of Principal Executive Officer and Principal Financial Officer, under Rule 30a-2(a) of the Investment Company Act of 1940.

                                  SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Daily Tax Free Income Fund, Inc.

By (Signature and Title)*           /s/ Rosanne Holtzer
                                    -------------------
                                    Rosanne Holtzer, Secretary

Date: March 30, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*           /s/ Steven W. Duff
                                    ------------------
                                    Steven W. Duff, President

Date: March 30, 2007

By (Signature and Title)*           /s/ Anthony Pace
                                    ----------------
                                    Anthony Pace, Treasurer

Date: March 30, 2007

* Print the name and title of each signing officer under his or her signature.